Borrowings (Tables)	9 Months Ended
Sep. 30, 2025
Borrowings
Schedule of borrowings

	September 30,	December 31,
	2025	2024
	€1,000	€1,000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	1,901	1,683

Total borrowings	4,800	4,582
Current portion	4,800	4,582
Total non-current borrowings	—	—